Income Taxes (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
United States					$ (83,232)	$ (76,530)
Foreign					(9,421)	(8,418)
Income (Loss) before income taxes	$ 32,880	$ 9,337	$ (36,486)	$ (47,276)	$ (92,653)	$ (84,948)